Share-based Awards (Tables)	9 Months Ended
Sep. 30, 2016
Summary of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2016:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2015	1,626,582	$34.87	$11.94

Granted	256,191	$69.61	$20.10
Exercised	(268,713)	$26.81	$10.10
Forfeited	(19,825)	$30.96	$11.47

Outstanding at September 30, 2016	1,594,235	$41.86	$13.57	4.72

Exercisable at September 30, 2016	739,901	$29.35	$10.63	3.38

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2016:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2015	968,853	$42.14	$13.69

Granted	256,191	$69.61	$20.10
Vested	(353,888)	$37.04	$12.58
Forfeited	(16,822)	$32.27	$11.78

Non vested outstanding at September 30, 2016	854,334	$52.69	$16.11

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Nine Months Ended
	September 30,	September 30,
	2016	2015

Weighted average fair value	$20.10	$19.75

Assumptions:
Expected volatility	30%	30%
Dividend yield	0%	0%
Risk-free interest rate	1.39%	1.58%
Expected life	5 years	5 years

RSU and PSU Activity
The following table summarizes RSU and PSU activity for the nine months ended September 30, 2016:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2015	901,773	$48.33	1.22	1,067,613	$48.30	1.48

Granted	247,992	$71.58		373,630	$66.93
Shares vested	(311,492)	$33.09		(292,229)	$35.92
Forfeited	(7,750)	$56.58		(108,504)	$51.96

Outstanding at September 30, 2016	830,523	$60.73	1.36	1,040,510	$58.09	1.62

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three and nine months ended September 30, 2016 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
	(In thousands)		(In thousands)
Direct costs	$5,755	$4,976	$16,830	$12,942
Selling, general and administrative	4,690	4,055	14,305	11,101

	$10,445	$9,031	$31,135	$24,043